RELATED PARTY TRANSACTIONS (Schedule of Amounts Due from Related Parties) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	$ 2,467,355	$ 2,328,928
Changzhou Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		52,271
DMG Chongqing [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	308,276	799,613
Henan Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		72,827
Hubei Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	200,605	217,212
Jilin Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	187,373	109,662
Ningbo Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	321,708	310,913
Shenzhen Mobile [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	211,323	23,926
Shenzhen Media [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	15,156	45,200
Director and management of the Company [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	815,648	697,304
Shenzhen Deshan [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	$ 407,266